Innovator S&P Investment Grade Preferred ETF
Schedule of Investments
January 31, 2025 (Unaudited)

PREFERRED STOCKS - 90.6%	Shares	Value
Banks - 34.6%(a)
Bank of America Corp.	–	$–
Series 02, 5.43% (3 mo. Term SOFR + 0.91%), Perpetual	16,710	$377,479
Series 4, 5.53% (3 mo. Term SOFR + 1.01%), Perpetual	15,968	365,348
Series 5, 5.28% (3 mo. Term SOFR + 0.76%), Perpetual (b)	15,552	357,540
Series E, 5.14% (3 mo. Term SOFR + 0.61%), Perpetual (b)	15,467	364,093
Series GG, 6.00%, Perpetual (b)	14,590	365,188
Series HH, 5.88%, Perpetual	14,819	369,289
Series KK, 5.38%, Perpetual	15,865	366,164
Series LL, 5.00%, Perpetual	16,832	363,235
Series NN, 4.38%, Perpetual	18,655	353,699
Series PP, 4.13%, Perpetual	19,749	354,890
Series QQ, 4.25%, Perpetual	19,423	354,081
Series SS, 4.75%, Perpetual	17,425	357,735
Cullen/Frost Bankers, Inc., Series B, 4.45%, Perpetual	245,631	4,502,416
JPMorgan Chase & Co.	–	$–
Series DD, 5.75%, Perpetual	29,306	725,910
Series EE, 6.00%, Perpetual (b)	29,077	728,379
Series GG, 4.75%, Perpetual	34,270	715,558
Series JJ, 4.55%, Perpetual	35,794	715,164
Series LL, 4.63%, Perpetual	35,066	707,281
Series MM, 4.20%, Perpetual	38,392	706,797
Morgan Stanley	–	$–
Series A, 5.26% (3 mo. Term SOFR + 0.96%), Perpetual	20,649	495,989
Series E, 7.13% (3 mo. LIBOR US + 4.32%), Perpetual (c)	19,515	498,218
Series F, 6.88% (3 mo. LIBOR US + 3.94%), Perpetual (c)	19,492	494,512
Series I, 6.38% (3 mo. LIBOR US + 3.71%), Perpetual (c)	19,545	490,970
Series K, 5.85% (3 mo. LIBOR US + 3.49%), Perpetual (c)	20,062	488,911
Series L, 4.88%, Perpetual	22,985	479,007
Series O, 4.25%, Perpetual	26,109	481,450
Series P, 6.50%, Perpetual	19,100	491,061
Series Q, 6.63%, Perpetual	18,723	486,798
Northern Trust Corp., Series E, 4.70%, Perpetual	211,795	4,358,741
State Street Corp., Series G, 5.35% (3 mo. LIBOR US + 3.71%), Perpetual (c)	184,759	4,400,959
Truist Financial Corp.	–	$–
Series O, 5.25%, Perpetual	100,622	2,263,995
Series R, 4.75%, Perpetual	109,229	2,244,656
US Bancorp	–	$–
Series B*, 5.16% (3 mo. Term SOFR + 0.86%), Perpetual (b)	39,427	888,685
Series K, 5.50%, Perpetual	36,952	875,023
Series L, 3.75%, Perpetual	52,183	854,758
Series M, 4.00%, Perpetual	48,963	855,384
Series O, 4.50%, Perpetual (b)	43,140	864,957
		35,164,320

Diversified Financial Services - 8.8%
Charles Schwab Corp.	–	$–
Series D, 5.95%, Perpetual (b)	87,642	2,215,590
Series J, 4.45%, Perpetual	110,534	2,184,152
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual (b)	187,646	4,533,527
		8,933,269

Insurance - 34.4%(a)
Arch Capital Group Ltd.	–	$–
Series F, 5.45%, Perpetual	101,356	2,192,330
Series G, 4.55%, Perpetual	119,255	2,221,721
Athene Holding Ltd.	–	$–
Series A, 6.35% to 6/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual (c)	35,877	882,215
Series B, 5.63%, Perpetual	41,743	859,906
Series C, 6.38% to 9/30/2025 then 5 yr. CMT Rate + 5.97%, Perpetual	35,364	886,575
Series D, 4.88%, Perpetual	46,798	828,793
Series E, 7.75% (5 yr. CMT Rate + 3.96%), Perpetual	33,701	878,585
Axis Capital Holdings Ltd., Series E, 5.50%, Perpetual	209,993	4,351,055
Enstar Group Ltd., Series D, 7.00% to 09/01/2028 then 3 mo. LIBOR US + 4.02%, Perpetual (c)	207,833	4,204,462
Equitable Holdings, Inc.	–	$–
Series A, 5.25%, Perpetual	105,246	2,253,317
Series C, 4.30%, Perpetual	123,162	2,255,096
Hartford Financial Services Group, Inc., Series G, 6.00%, Perpetual	175,492	4,383,790
MetLife, Inc.	–	$–
Series A, 5.62% (3 mo. Term SOFR + 1.26%), Perpetual (b)	58,939	1,477,011
Series E, 5.63%, Perpetual	60,777	1,487,213
Series F, 4.75%, Perpetual	69,668	1,461,635
RenaissanceRe Holdings Ltd.	–	$–
Series F, 5.75%, Perpetual	96,597	2,173,432
Series G, 4.20%, Perpetual	129,170	2,145,514
		34,942,650

REITS - 12.8%
Agree Realty Corp., Series A, 4.25%, Perpetual	239,540	4,304,534
Kimco Realty Corp.	–	$–
Series L, 5.13%, Perpetual	104,503	2,186,203
Series M, 5.25%, Perpetual	101,774	2,186,105
Public Storage	–	$–
Series F, 5.15%, Perpetual	17,850	388,773
Series G, 5.05%, Perpetual	18,155	392,148
Series H, 5.60%, Perpetual	16,860	401,268
Series I, 4.88%, Perpetual	18,676	386,780
Series J, 4.70%, Perpetual	19,802	389,901
Series L, 4.63%, Perpetual	20,007	388,936
Series N, 3.88%, Perpetual	23,762	385,420
Series O, 3.90%, Perpetual	23,567	389,091
Series P, 4.00%, Perpetual	23,043	387,814
Series R, 4.00%, Perpetual	23,148	390,044
Series S, 4.10%, Perpetual	22,330	384,969
		12,961,986
TOTAL PREFERRED STOCKS (Cost $105,102,621)		92,002,225

CONVERTIBLE PREFERRED STOCKS - 9.1%	Shares	Value
Diversified Financial Services - 9.1%
Apollo Global Management, Inc., 6.75%, 07/31/2026	49,989	4,453,020
Ares Management Corp., Series B, 6.75%, 10/01/2027	78,925	4,789,959
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,812,704)		9,242,979

SHORT-TERM INVESTMENTS - 2.7%		Value
Investments Purchased with Proceeds from Securities Lending - 2.7%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (d)	2,764,025	2,764,025
TOTAL SHORT-TERM INVESTMENTS (Cost $2,764,025)		2,764,025

TOTAL INVESTMENTS - 102.4% (Cost $115,679,350)		104,009,229
Money Market Deposit Account - 0.7% (e)		650,992
Liabilities in Excess of Other Assets - (3.1)%		(3,098,060)
TOTAL NET ASSETS - 100.0%		$101,562,161
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $2,654,646 which represented 2.6% of net assets.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2025 was 4.20%.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Innovator S&P Investment Grade Preferred ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Stocks	$92,002,225	$–	$–	$92,002,225
Convertible Preferred Stocks	9,242,979	–	–	9,242,979
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	2,764,025
Total Investments	$101,245,204	$–	$–	$104,009,229

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,764,025 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of January 31, 2025
(% of Net Assets)

Preferred Stocks	$92,002,225	90.6%
Convertible Preferred Stocks	9,242,979	9.1
Investments Purchased with Proceeds from Securities Lending	2,764,025	2.7
Money Market Deposit Account	650,992	0.7
Liabilities in Excess of Other Assets	(3,098,060)	(3.1)
	$101,562,161	100.0%